PREFERRED SHARES (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Dec. 20, 2024	May 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Jan. 27, 2025	Jan. 21, 2025	Aug. 03, 2024	Jul. 15, 2024	Jul. 31, 2021
IfrsStatementLineItems [Line Items]
Number of shares issued	2,347,134					731,707
Number of shares outstanding	2,583,820				2,587,500
Borrowings, interest rate basis	1:1
Notional amount	$ 4,350,000		$ 4,117,648				$ 1,000,000
Conversion of Preferred Shares			5,611,000
Series A preference shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		151		3,000					3,000
Issued capital, preference shares									$ 6,000,000
Share issue related cost			$ 2,000
Redemption price, percentage			100.00%
Preferred shares issued capital		123,820		2,460,000
Adjustments for fair value losses (gains)				$ 4,101,000
Fair value		$ 369,648
Preference shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued								1,291,910	3,000
Issued capital, preference shares									$ 6,000,000
Share issue related cost				$ 9,359,000
Number of shares outstanding	2,583,820		0